Accrued and Other Short-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED AND OTHER SHORT-TERM LIABILITIES [Abstract]
Accrued and other short-term liabilities
	As of December 31,
	2018	2019
Accrued advertising and promotion expenses	$56,353	$51,344
Contract deposits from customers	36,222	31,399
Accrued professional fees	20,459	19,235
Payable to a third-party investor in the Consolidated Trust	—	8,601
Accrued bandwidth costs	8,966	7,532
Contingent litigation liabilities (See “Litigation” in Note 21—Commitments and Contingencies)	3,440	6,476
Lease liabilities	—	4,877
Deferred ADS deposit income	4,985	3,697
Early exercise of Sogou share options with trust arrangements (See “Option Modification” in Note 15—Share-based Compensation)	2,702	2,702
Payable to Web game and mobile game developers	3,288	2,209
Accrued content and license fees	1,954	2,103
Payable for government project	1,764	1,736
Accrual for fixed assets purchases	1,409	274
Others	9,857	8,090
Total	$151,399	$150,275